RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Account payables to related parties

As of September 30, 2022 and December 31, 2021, the Company had accounts payable to related party in the amount of $160,911 and $0, respectively, which was for the purchase of raw materials from Luquan Shengcaofeng Biotechnology Co., Ltd. (“Shengcaofeng”), an affiliate entity of Runcangsheng.

Advance to related parties

Advance to related parties consisted of the following as of the periods indicated:

	September 30, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$13,240	$4,583
Sichuan Aixin Investment Co., Ltd.	142	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	27,250	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	40,222	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	11,788	10,235
Total	$92,642	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	September 30, 2022	December 31, 2021
Quanzhong Lin	$619,359	$1,822,705
Yirong Shen	87,158	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	13,777	15,378
Chengdu Aixin International travel service Co, Ltd	6,356	2,388
Aixin Life Beauty	-	7,724
Total	$726,650	$1,947,154

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($757), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB 5,000 ($757), payable quarterly. The future annual minimum lease payment at September 30, 2022 is $6,056 for the year ended September 30, 2023.

13. RELATED PARTY TRANSACTIONS

Advance to related parties

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$4,583	$-
Qionglai Weide Pharmacy	-	10,421
Sichuan Aixin Investment Co., Ltd	4,237	-
Chengdu Xindu Cundetang Pharmacy Co., Ltd.	-	5,318
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	10,235	-
Total	$19,055	$15,739

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2021	December 31, 2020
Quanzhong Lin	$1,822,705	$258,862
Yirong Shen	97,292	-
Branch manager	1,667	-
Chengdu Aixin E-Commerce Company Ltd.	15,378	3,240
Chengdu Aixin International travel service Co, Ltd	2,388	-
Chengdu Beibang Pharmacy	-	2,748
Aixin Life Beauty	7,724	-
Total	$1,947,154	$264,850

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($774), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB 5,000 ($774), payable quarterly. The future annual minimum lease payment at December 31, 2021 is $9,300 and $3,875 for each of the years ended December 31, 2022 and 2023, respectively.